INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD - Disclosure of associates (Details) - USD ($) $ in Thousands			12 Months Ended
		Apr. 07, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of associates [line items]
Investments in associates accounted for using equity method	[1]		$ 7,118	$ 6,177
Initial recognition			0	329	[2]	$ 2,805	[2]
Currency Translation			(578)	612		5
Investments in associates accounted for using equity method			$ 7,201	$ 7,118	[1]	$ 6,177	[1]
BioConnection BV
Disclosure of associates [line items]
Proportion of ownership interest in associates		43.85%	43.85%	43.85%		43.85%
Investments in associates accounted for using equity method			$ 7,118	$ 6,177		$ 0
Initial recognition		$ 2,800	0	0		5,690
Share in net profit			694	361		257
Recognition of financial guarantee			0	0		247
Amortization of financial guarantee			(33)	(32)		(22)
Investments in associates accounted for using equity method		$ 5,700	$ 7,201	$ 7,118		$ 6,177

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.